Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($ in thousands)[1]	Compensation Actually Paid to PEO ($ in thousands)[2]	Average Summary Compensation Table Total for Non-PEO NEOs ($ in thousands)[3]	Average Compensation Actually Paid to Non-PEO NEOs ($ in thousands)[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income ($ in thousands)[7]	Revenue ($ in millions)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$7,604	$12,514	$3,664	$5,243	$120.94	$126.57	$(176,146)	$280.91
2022	$8,921	$(15,020)	$3,701	$(209)	$100.61	$150.33	$(118,161)	$213.23
2021	$6,405	$35,907	$2,819	$7,148	$210.61	$123.95	$(27,292)	$148.68

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	This column represents the amount of total compensation reported for principal executive officer ("PEO") Mr. Indig (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.his column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Indig) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Indig) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2023, Messrs. Rasmussen, Roberts, Linetsky and Davidoff; (ii) for fiscal 2022, Messrs. Rasmussen, Altier, Roberts and Linetsky and Ms. Hoffman; and (iii) for fiscal 2021, Messrs. Altier, Roberts, Linetsky and Ms. Hoffman.
Peer Group Issuers, Footnote [Text Block]	his column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P Composite Software & Services Index.
PEO Total Compensation Amount	$ 7,604,000	$ 8,921,000	$ 6,405,000
PEO Actually Paid Compensation Amount	$ 12,514,000	(15,020,000)	35,907,000
Adjustment To PEO Compensation, Footnote [Text Block]
:

Fiscal Year	Reported Summary Compensation Table Total for PEO ($ in thousands)(a)	Reported Summary Compensation Table Value of PEO Equity Awards ($ in thousands)(b)	Adjusted Value of Equity Awards ($ in thousands)(c)	Compensation Actually Paid to PEO ($ in thousands)
2023	$7,604	$7,089	$11,999	$12,514
2022	$8,921	$8,191	$(15,750)	$(15,020)
2021	$6,405	$5,500	$35,001	$35,907

a.This column represents the amount of total compensation reported for Mr. Indig for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.
b.This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement.

c.This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Indig to arrive at “compensation actually paid” to Mr.
Indig for that Subject Year, as computed in accordance with Item 402(v) of Regulation S-K. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year from the amounts reported in the Summary Compensation Table: (i) the year-end fair value of all equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of all awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest at the end or during the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year ($ in thousands)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($ in thousands)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($ in thousands)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($ in thousands)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($ in thousands)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($ in thousands)	Adjusted Value of Equity Awards ($ in thousands)
2023	$6,637	$3,691	$686	$1,072	$—	$—	$11,999
2022	$7,266	$(15,645)	$—	$(7,897)	$—	$—	$(15,750)
2021	$5,629	$22,808	$—	$6,564	$—	$—	$35,001

Non-PEO NEO Average Total Compensation Amount	$ 3,664,000	3,701,000	2,819,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,243,000	(209,000)	7,148,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	his column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Indig), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Indig) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Indig) for each year to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($ in thousands)(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards ($ in thousands)(b)	Average Non-PEO NEO Adjusted Value of Equity Awards ($ in thousands)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($ in thousands)
2023	$3,664	$3,238	$4,817	$5,243
2022	$3,701	$3,281	$(629)	$(209)
2021	$2,819	$2,319	$6,647	$7,148

a.This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr.Indig) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement for the applicable year.
b.This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Indig) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement for the applicable year.
c.This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Indig) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Indig) to arrive at “compensation actually paid” to each NEO (excluding Mr. Indig) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Indig) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year ($ in thousands)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($ in thousands)	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year ($ in thousands)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($ in thousands)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($ in thousands)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($ in thousands)	Adjusted Average Value of Equity Awards ($ in thousands)
2023	$3,035	$1,463	$318	$29	$—	$—	$4,817
2022	$2,683	$(2,980)	$—	$(537)	$—	$—	$(629)
2021	$2,967	$3,291	$—	$388	$—	$—	$6,647

Equity Valuation Assumption Difference, Footnote [Text Block]	The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date, (2) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined by reference to the closing price of our common stock on the applicable measurement date as the current market price.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 120.94	100.61	210.61
Peer Group Total Shareholder Return Amount	126.57	150.33	123.95
Net Income (Loss)	$ (176,146,000)	$ (118,161,000)	$ (27,292,000)
Company Selected Measure Amount	280,910,000	213,230,000	148,680,000
PEO Name	Mr. Indig
Additional 402(v) Disclosure [Text Block]	This column represents the amount of “compensation actually paid” to Mr. Indig, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Indig during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Indig’s total compensation for each year to determine the “compensation actually paid”.his column represents cumulative Company total TSR. TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (fiscal 2021, fiscal 2021-2022 and fiscal 2022-2023), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. his column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.his column represents the amount of revenue reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted free cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	AHSCs
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Healthcare services revenue per AHSC
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,089,000	$ 8,191,000	$ 5,500,000
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,999,000	(15,750,000)	35,001,000
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,637,000	7,266,000	5,629,000
PEO [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,691,000	(15,645,000)	22,808,000
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	686,000	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,072,000	(7,897,000)	6,564,000
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,238,000	3,281,000	2,319,000
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,817,000	(629,000)	6,647,000
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,035,000	2,683,000	2,967,000
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,463,000	(2,980,000)	3,291,000
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	318,000	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	29,000	(537,000)	388,000
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0